Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	¥ 124,839,339	¥ 120,356,472
Commercial | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	24,683,463	32,957,651
Year 2	17,014,732	10,100,587
Year 3	8,183,201	8,626,319
Year 4	7,037,786	5,653,421
Year 5	4,794,778	4,385,807
Prior	11,556,449	9,366,641
Revolving Loans Amortized Cost Basis	26,933,190	25,743,172
Revolving Loans Converted to Term Loans Amortized Cost Basis	48,340	15,050
Total	100,251,939	96,848,648
Commercial | Domestic
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	55,325,992	55,626,058
Commercial | Domestic | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	14,475,541	20,132,474
Year 2	8,962,771	6,099,692
Year 3	5,386,826	6,675,895
Year 4	5,862,545	4,002,329
Year 5	3,592,584	3,214,528
Prior	9,224,351	7,406,590
Revolving Loans Amortized Cost Basis	7,763,498	8,006,891
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	55,268,116	55,538,399
Commercial | Domestic | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	14,320,810	19,867,845
Year 2	8,821,506	5,957,659
Year 3	5,254,183	6,472,135
Year 4	5,694,307	3,823,755
Year 5	3,446,184	3,126,146
Prior	8,559,902	6,722,981
Revolving Loans Amortized Cost Basis	7,518,069	7,722,379
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	53,614,961	53,692,900
Commercial | Domestic | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	146,705	222,202
Year 2	126,472	124,499
Year 3	122,444	172,270
Year 4	140,338	114,534
Year 5	80,540	74,635
Prior	551,639	567,514
Revolving Loans Amortized Cost Basis	224,428	262,686
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,392,566	1,538,340
Commercial | Domestic | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	8,026	42,427
Year 2	14,793	17,534
Year 3	10,199	31,490
Year 4	27,900	64,040
Year 5	65,860	13,747
Prior	112,810	116,095
Revolving Loans Amortized Cost Basis	21,001	21,826
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	260,589	307,159
Commercial | Domestic | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	1,896
Year 2	22,519
Year 3	1,213
Year 4	918
Year 5	583
Prior	460
Revolving Loans Amortized Cost Basis	865
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	28,454
Commercial | Foreign
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	45,980,946	42,189,672
Commercial | Foreign | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	10,207,922	12,825,177
Year 2	8,051,961	4,000,895
Year 3	2,796,375	1,950,424
Year 4	1,175,241	1,651,092
Year 5	1,202,194	1,171,279
Prior	2,332,098	1,960,051
Revolving Loans Amortized Cost Basis	19,169,692	17,736,281
Revolving Loans Converted to Term Loans Amortized Cost Basis	48,340	15,050
Total	44,983,823	41,310,249
Commercial | Foreign | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	9,976,734	12,508,547
Year 2	7,886,252	3,931,278
Year 3	2,769,053	1,857,934
Year 4	1,131,884	1,577,120
Year 5	1,070,727	1,083,934
Prior	2,144,663	1,824,977
Revolving Loans Amortized Cost Basis	18,851,641	17,540,822
Revolving Loans Converted to Term Loans Amortized Cost Basis	48,340	15,050
Total	43,879,294	40,339,662
Commercial | Foreign | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	179,305	262,388
Year 2	145,486	34,656
Year 3	27,233	60,637
Year 4	25,793	50,210
Year 5	113,147	71,966
Prior	122,666	79,450
Revolving Loans Amortized Cost Basis	303,862	174,436
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	917,492	733,743
Commercial | Foreign | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	51,883	54,242
Year 2	20,223	34,961
Year 3	89	31,853
Year 4	17,564	23,762
Year 5	18,320	15,379
Prior	64,769	55,624
Revolving Loans Amortized Cost Basis	14,189	21,023
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	187,037	236,844
Commercial | Foreign | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	176
Year 2	330
Year 3	959
Year 4	401
Year 5	149
Prior	0
Revolving Loans Amortized Cost Basis	6,474
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	8,489
Residential
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	12,597,905	12,874,855
Residential | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	244,078	688,000
Year 2	673,841	747,161
Year 3	731,671	607,237
Year 4	591,262	919,359
Year 5	892,586	811,469
Prior	9,442,305	9,077,669
Revolving Loans Amortized Cost Basis	22,162	23,960
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,597,905	12,874,855
Residential | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0
Year 2	0
Year 3	0
Year 4	6
Year 5	18
Prior	435
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	459
Residential | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	244,072	687,800
Year 2	673,649	747,121
Year 3	731,530	607,047
Year 4	591,025	918,781
Year 5	891,988	810,933
Prior	9,401,590	9,034,589
Revolving Loans Amortized Cost Basis	20,257	22,093
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,554,111	12,828,364
Residential | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	6	200
Year 2	192	40
Year 3	141	190
Year 4	237	578
Year 5	598	536
Prior	40,715	43,080
Revolving Loans Amortized Cost Basis	1,905	1,867
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	43,794	46,491
Card
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	478,382	472,842
Card | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	12
Year 2	82	147
Year 3	194	240
Year 4	266	239
Year 5	237	181
Prior	709	587
Revolving Loans Amortized Cost Basis	406,199	403,687
Revolving Loans Converted to Term Loans Amortized Cost Basis	70,695	67,749
Total	478,382	472,842
Card | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	6
Year 2	17
Year 3	62
Year 4	51
Year 5	49
Prior	82
Revolving Loans Amortized Cost Basis	4,047
Revolving Loans Converted to Term Loans Amortized Cost Basis	5,844
Total	10,158
Card | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	1
Year 2	4	7
Year 3	6	10
Year 4	8	8
Year 5	7	9
Prior	40	37
Revolving Loans Amortized Cost Basis	393,455	391,237
Revolving Loans Converted to Term Loans Amortized Cost Basis	14,769	14,374
Total	408,289	405,683
Card | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	0	11
Year 2	78	140
Year 3	188	230
Year 4	258	231
Year 5	230	172
Prior	669	550
Revolving Loans Amortized Cost Basis	12,744	12,450
Revolving Loans Converted to Term Loans Amortized Cost Basis	55,926	53,375
Total	70,093	67,159
Krungsri
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	8,747,708	7,782,635
Krungsri | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	1,193,301	1,824,628
Year 2	1,728,989	1,046,959
Year 3	925,488	654,933
Year 4	560,513	692,616
Year 5	574,963	515,731
Prior	964,264	605,053
Revolving Loans Amortized Cost Basis	2,784,735	2,427,923
Revolving Loans Converted to Term Loans Amortized Cost Basis	15,455	14,792
Total	8,747,708	7,782,635
Krungsri | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	358
Year 2	11,594
Year 3	11,552
Year 4	6,355
Year 5	6,036
Prior	9,473
Revolving Loans Amortized Cost Basis	14,649
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	60,017
Krungsri | Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	1,130,458	1,689,034
Year 2	1,534,215	956,470
Year 3	822,929	570,865
Year 4	478,441	553,616
Year 5	451,429	406,258
Prior	726,205	459,322
Revolving Loans Amortized Cost Basis	2,616,328	2,292,418
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	7,760,005	6,927,983
Krungsri | Under-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	52,188	108,770
Year 2	135,884	66,555
Year 3	72,846	67,504
Year 4	65,469	111,435
Year 5	96,467	85,928
Prior	172,772	98,103
Revolving Loans Amortized Cost Basis	136,201	104,652
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	731,827	642,947
Krungsri | Non-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	10,655	26,824
Year 2	58,890	23,934
Year 3	29,713	16,564
Year 4	16,603	27,565
Year 5	27,067	23,545
Prior	65,287	47,628
Revolving Loans Amortized Cost Basis	32,206	30,853
Revolving Loans Converted to Term Loans Amortized Cost Basis	15,455	14,792
Total	255,876	211,705
Other
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	1,708,406	1,410,410
Other | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	461,916	551,560
Year 2	381,708	190,786
Year 3	158,192	108,148
Year 4	82,994	48,867
Year 5	40,010	19,875
Prior	117,397	80,252
Revolving Loans Amortized Cost Basis	466,189	410,922
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,708,406	1,410,410
Other | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	228
Year 2	5,976
Year 3	3,602
Year 4	1,082
Year 5	557
Prior	1,571
Revolving Loans Amortized Cost Basis	2,913
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	15,929
Other | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	461,455	549,274
Year 2	375,823	187,638
Year 3	155,147	106,522
Year 4	81,668	47,235
Year 5	38,720	17,832
Prior	110,971	75,726
Revolving Loans Amortized Cost Basis	450,831	396,334
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,674,615	1,380,561
Other | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Year 1	461	2,286
Year 2	5,885	3,148
Year 3	3,045	1,626
Year 4	1,326	1,632
Year 5	1,290	2,043
Prior	6,426	4,526
Revolving Loans Amortized Cost Basis	15,358	14,588
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	¥ 33,791	¥ 29,849